Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
(19)	Segment Information
The Company has organized its principal operations into the following segments: Individual Annuities and Other.
The Individual Annuities segment consists of variable, variable-indexed, fixed-indexed and fixed annuities, which are provided through independent distribution channels made up of independent and wholly-owned broker dealers, agents, and registered representatives. Revenues for the Company’s variable annuity products are primarily earned as management and expense fees charged on underlying account balances. Revenues for the Company’s fixed annuity products are primarily earned as net investment income on invested assets supporting fixed account balances, with profitability driven by the spread between net investment income earned and interest credited to account balances. The Company discontinued selling fixed-indexed and fixed annuity products and the block of business is in run off, however, in-force volumes are material and included within the Individual Annuities segment.
The Other segment consists of closed blocks of Life, LTC, and Special Markets products. The Special Markets products include individual and group annuity and life products, including whole and term life insurance. Although other products are part of the combined results, the Company does not allocate additional resources to these areas other than to maintain the operational support to its current customers.
The Company does not maintain segregated investment portfolios for each segment. All Interest and similar income, net and Realized investment (losses) gains, net are allocated to the segments. Assets are only monitored at the individual company level, and as such, asset disclosures by segment are not included herein.
Segment results are reconciled to the Statements of Operations in the tables below:

	Year ended December 31, 2017
	Individual annuities	Other	Total
Revenue:
Premiums and policy fees, net	$73,506	3,169	76,675
Interest and similar income, net	28,834	2,448	31,282
Change in fair value of assets and liabilities	(45,436)	6	(45,430)
Realized investment (losses) gains, net	(307)	(16)	(323)
Fee, commission, and other revenue	7,071	—	7,071
Total revenue	63,668	5,607	69,275
Benefits and expenses:
Net benefits and expenses	1,869	5,892	7,761
General and administrative and commission	40,622	765	41,387
Change in deferred acquisition costs, net	7,543	1,443	8,986
Total benefits and expenses	50,034	8,100	58,134
Pretax income (loss)	$13,634	(2,493)	11,141

	Year ended December 31, 2016
	Individual annuities	Other	Total
Revenue:
Premiums and policy fees, net	$68,752	3,155	71,907
Interest and similar income, net	27,462	2,096	29,558
Change in fair value of assets and liabilities	(41,554)	—	(41,554)
Realized investment (losses) gains, net	(192)	(13)	(205)
Fee, commission, and other revenue	7,051	—	7,051
Total revenue	61,519	5,238	66,757
Benefits and expenses:
Net benefits and expenses	2,441	3,171	5,612
General and administrative and commission	39,355	593	39,948
Change in deferred acquisition costs, net	3,933	881	4,814
Total benefits and expenses	45,729	4,645	50,374
Pretax income (loss)	$15,790	593	16,383

	Year ended December 31, 2015
	Individual annuities	Other	Total
Revenue:
Premiums and policy fees, net	$65,603	3,267	68,870
Interest and similar income, net	25,378	2,009	27,387
Change in fair value of assets and liabilities	11,374	(1)	11,373
Realized investment (losses) gains, net	549	34	583
Fee, commission, and other revenue	7,221	—	7,221
Total revenue	110,125	5,309	115,434
Benefits and expenses:
Net benefits and expenses	81,697	5,814	87,511
General and administrative and commission	41,145	647	41,792
Change in deferred acquisition costs, net	(8,687)	522	(8,165)
Total benefits and expenses	114,155	6,983	121,138
Pretax income (loss)	$(4,030)	(1,674)	(5,704)